Derivative Liabilities (Details) - Warrant [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of fair value of the conversion options
Risk-free interest rate at grant date	0.45%	0.45%	0.18%
Expected stock price volatility	244.00%	228.00%	269.00%
Expected dividend payout
Expected option in life-years	1 year	1 year	18 days